Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) credit_facility term_loan	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel credit_facility term_loan	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,881,562		$ 1,881,562		$ 1,987,558
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.40%		4.40%		4.44%
Foreign exchange gains (losses)	$ (7,243)	$ 8,443	$ (7,974)	$ 7,170
Line of credit facility, borrowing capacity, reduction for remainder of year	70,000		70,000
Line of credit facility, borrowing capacity, reduction in year two	566,200		566,200
Line of credit facility, borrowing capacity, reduction in year three	411,100		411,100
Line of credit facility, borrowing capacity, reduction in year four	91,900		91,900
Line of credit facility, borrowing capacity, reduction in year five	214,000		214,000
Aggregate annual long-term debt principal repayments, thereafter	$ 528,400		$ 528,400
Number of loan facilities | term_loan	7		7
Long-term debt	$ 1,867,668		$ 1,867,668		$ 1,969,776
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Minimum [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	197.00%		197.00%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Maximum [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Carrying amount of debt	$ 3,300		$ 3,300		3,300
Long-term Debt
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,163,693		$ 1,163,693		$ 1,212,504
Number Of Vessels | vessel			18
Long-term Debt | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.11%		4.11%
Long-term Debt | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.41%		4.41%
Long-term Debt | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Long-term Debt | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	3		3
Long-term debt	$ 421,500		$ 421,500
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Minimum [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios | Maximum [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Percentage of ownership interest			70.00%
Joint venture co-owned noncontrolling interest percentage	30.00%		30.00%
Teekay Nakilat Joint Venture Loan
Debt Instrument [Line Items]
Variable interest rate on debt			1.00%